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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ P.R. O'Sullivan, London, England, July 31, 2002
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       60

Form 13F Information Table Value Total:   182937

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aberdeen Australia Equity Fund Common           003011103      661   106300  SH      SOLE                   106300
Adams Express Company          Common           006212104      716    58300  SH      SOLE                    58300
Asia Pacific Fund Inc          Common           044901106    11000  1054691  SH      SOLE                  1054691
Asia Tigers Fund Inc           Common           04516T105     6757   884396  SH      SOLE                   884396
Bergstrom Capital Corp         Common           084093103     1374    11100  SH      SOLE                    11100
Brazil Fund                    Common           105759104      837    66200  SH      SOLE                    66200
Central European Equity Fund   Common           153436100     4689   341020  SH      SOLE                   341020
Central Securities Corp.       Common           155123102     2612   123700  SH      SOLE                   123700
Chile Fund Inc                 Common           168834109      399    52192  SH      SOLE                    52192
China Fund Inc.                Common           169373107    10243   744700  SH      SOLE                   744700
Cohen & Steers Total Return    Common           19247R103       98     6600  SH      SOLE                     6600
Cornerstone Strategic Return F Common           21923Y105      267    35600  SH      SOLE                    35600
Cornerstone Strategic Value Fu Common           21924B104      235    35600  SH      SOLE                    35600
Diamond Trust Series           Common           252787106     1822    19650  SH      SOLE                    19650
Equity Income Fund (AT&T)      Common           294700703      204     2400  SH      SOLE                     2400
European Warrant Fund          Common           298792102     1443   485900  SH      SOLE                   485900
First Isreal Fund              Common           320228109      200    23500  SH      SOLE                    23500
First Philippine Fund          Common           336100102      122    42200  SH      SOLE                    42200
France Growth Fund             Common           35177K108      384    55008  SH      SOLE                    55008
Greater China Fund             Common           39167B102     8852   898200  SH      SOLE                   898200
India Fund, Inc.               Common           454089103    25866  2729950  SH      SOLE                  2729950
India Growth Fund, Inc.        Common           454090101     7157   869139  SH      SOLE                   869139
Invesco Advantage Global Healt Common           46129A700     1956   153500  SH      SOLE                   153500
Ishares MSCI Brazil            Common           464286400      386    40000  SH      SOLE                    40000
Ishares MSCI Canada            Common           464286509      308    28870  SH      SOLE                    28870
Ishares MSCI France            Common           464286707      130     7100  SH      SOLE                     7100
Ishares MSCI Italy             Common           464286855        5      300  SH      SOLE                      300
Ishares MSCI Korea             Common           464286772     3880   177350  SH      SOLE                   177350
Ishares MSCI Japan Index Fund  Common           464286848      169    20000  SH      SOLE                    20000
Italy Fund Inc                 Common           465395101        1      100  SH      SOLE                      100
Japan Equity Fund Inc.         Common           471057109       86    16000  SH      SOLE                    16000
JF China Regional              Common           471110106     2188   315988  SH      SOLE                   315988
JF India                       Common           471112102     7107   994651  SH      SOLE                   994651
John Hancock Bank & Thrift Opp Common           409735107     2713   319600  SH      SOLE                   319600
John Hancock Financial Trends. Common           41014X105      692    50719  SH      SOLE                    50719
Korea Equity                   Common           50063B104     2230   538000  SH      SOLE                   538000
Korea Fund, Inc                Common           500634100    36606  2232778  SH      SOLE                  2232778
Korean Investment Fund, inc    Common           500637103     5702   595233  SH      SOLE                   595233
Latin American Equity Fund, In Common           51827Q106      213    18900  SH      SOLE                    18900
Latin American Discovery Fund, Common           51828C106      137    15900  SH      SOLE                    15900
MSDW Asia Pacific Fund, Inc.   Common           61744U106      832    96682  SH      SOLE                    96682
MSDW Eastern Europe Fund       Common           616988101     6092   336000  SH      SOLE                   336000
NASDAQ 100 Shares              Common           631100104     3868   148000  SH      SOLE                   148000
New Germany Fund, Inc.         Common           644465106     1541   302536  SH      SOLE                   302536
New Ireland Fund, Inc.         Common           462710104       46     4300  SH      SOLE                     4300
Petroleum & Resources Fund     Common           716549100        2      100  SH      SOLE                      100
Progressive Return Fund Inc    Common           743376105        7      300  SH      SOLE                      300
ROC Taiwan                     Common           749651105      610   146000  SH      SOLE                   146000
Royce Micro-Cap Trust          Common           780915104      541    47000  SH      SOLE                    47000
Royce Value Trust              Common           780910105      912    55100  SH      SOLE                    55100
S & P 500 Depositary Receipt   Common           78462F103     3066    30900  SH      SOLE                    30900
Salomon Brothers Fund Inc.     Common           795477108      655    61700  SH      SOLE                    61700
Scudder New Asia Inc           Common           811183102      364    39500  SH      SOLE                    39500
Singapore Fund                 Common           82929L109      125    23100  SH      SOLE                    23100
Southern Africa Fund, Inc.     Common           842157109     4826   471269  SH      SOLE                   471269
Swiss Helvetia Fund            Common           870875101      847    73600  SH      SOLE                    73600
Templeton China World Fund, In Common           88018X102     5272   542700  SH      SOLE                   542700
Templeton Dragon Fund          Common           88018T101      290    31600  SH      SOLE                    31600
Tri-Continental Corp.          Common           895436103      163    10000  SH      SOLE                    10000
Turkish Investment Fund, Inc.  Common           900145103     3089   722500  SH      SOLE                   722500
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